VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.3%
Communication Services—0.3%
Cable One, Inc. 0.000%, 3/15/26(1)	$ 967	$ 842
Liberty Interactive LLC 4.000%, 11/15/29	1,250	510
		1,352

Total Convertible Bonds and Notes (Identified Cost $1,892)		1,352

Corporate Bonds and Notes—91.3%
Communication Services—9.9%
Altice France S.A. 144A 8.125%, 2/1/27(2)	2,580	2,017
ANGI Group LLC 144A 3.875%, 8/15/28(2)	1,134	984
Cable One, Inc. 144A 4.000%, 11/15/30(2)(3)	7,709	6,016
CMG Media Corp. 144A 8.875%, 12/15/27(2)	567	376
CSC Holdings LLC
144A 11.250%, 5/15/28(2)	2,765	2,740
144A 6.500%, 2/1/29(2)	2,108	1,786
DIRECTV Financing LLC 144A 8.875%, 2/1/30(2)	309	308
DISH Network Corp. 144A 11.750%, 11/15/27(2)	1,870	1,909
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(2)	2,509	2,429
Gray Television, Inc. 144A 7.000%, 5/15/27(2)(3)	730	679
Iliad Holding SASU
144A 6.500%, 10/15/26(2)	2,715	2,690
144A 7.000%, 10/15/28(2)	1,850	1,831
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(2)	4,528	4,250
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(2)	460	455
Scripps Escrow, Inc. 144A 5.875%, 7/15/27(2)	495	414
Sinclair Television Group, Inc.
144A 5.500%, 3/1/30(2)	1,370	986
144A 4.125%, 12/1/30(2)	1,355	987
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(2)	2,875	2,630
144A 5.500%, 7/1/29(2)	410	391
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(2)	4,070	3,763
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(2)	2,073	1,826
		39,467

Consumer Discretionary—18.8%
Academy Ltd. 144A 6.000%, 11/15/27(2)	2,002	1,972
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	389
144A 5.000%, 2/15/32(2)	415	376
Ashton Woods USA LLC 144A 6.625%, 1/15/28(2)	2,148	2,156
	Par Value	Value

Consumer Discretionary—continued
Bath & Body Works, Inc. 6.750%, 7/1/36	$ 1,265	$ 1,278
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(2)	3,163	3,239
Carnival Corp. 144A 10.500%, 6/1/30(2)	3,825	4,184
Clarios Global LP 144A 8.500%, 5/15/27(2)	335	335
Crocs, Inc. 144A 4.125%, 8/15/31(2)	830	719
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(2)	1,693	1,767
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(2)	895	804
FirstCash, Inc.
144A 5.625%, 1/1/30(2)	2,070	1,967
144A 6.875%, 3/1/32(2)	2,980	2,979
Foot Locker, Inc. 144A 4.000%, 10/1/29(2)(3)	2,383	2,006
Ford Motor Credit Co. LLC 6.950%, 3/6/26	4,540	4,627
Hilton Grand Vacations Borrower Escrow LLC 144A 6.625%, 1/15/32(2)	1,395	1,401
Installed Building Products, Inc. 144A 5.750%, 2/1/28(2)	2,035	1,981
Las Vegas Sands Corp. 3.200%, 8/8/24	540	534
LGI Homes, Inc. 144A 8.750%, 12/15/28(2)	867	915
Macy’s Retail Holdings LLC 5.125%, 1/15/42	852	740
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	3,480	3,262
MGM Resorts International 5.500%, 4/15/27	1,310	1,298
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(2)	3,029	2,581
NCL Corp., Ltd.
144A 5.875%, 3/15/26(2)	1,000	987
144A 5.875%, 2/15/27(2)	3,676	3,632
New Home Co., Inc. (The)
144A 8.250%, 10/15/27(2)	3,895	3,965
144A 9.250%, 10/1/29(2)	1,960	1,970
Patrick Industries, Inc. 144A 7.500%, 10/15/27(2)	2,220	2,240
Phinia, Inc. 144A 6.750%, 4/15/29(2)	140	141
QVC, Inc.
4.450%, 2/15/25	1,042	1,009
4.375%, 9/1/28(3)	821	658
5.450%, 8/15/34(3)	4,973	3,304
Royal Caribbean Cruises Ltd. 144A 7.250%, 1/15/30(2)	1,896	1,970
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(2)	345	325
Shea Homes LP 4.750%, 4/1/29	925	872
Station Casinos LLC
144A 4.500%, 2/15/28(2)	1,930	1,818
144A 4.625%, 12/1/31(2)	2,435	2,189
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(2)	225	223
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Travel + Leisure Co. 144A 6.625%, 7/31/26(2)	$ 1,921	$ 1,934
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,028
Upbound Group, Inc. 144A 6.375%, 2/15/29(2)	2,086	2,025
VOC Escrow Ltd. 144A 5.000%, 2/15/28(2)	2,078	1,999
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(2)	1,225	1,213
		75,012

Consumer Staples—2.6%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(2)	2,705	2,390
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(2)	3,655	3,585
Vector Group Ltd. 144A 5.750%, 2/1/29(2)	4,862	4,504
		10,479

Energy—14.5%
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(2)	3,071	3,079
144A 8.250%, 12/31/28(2)	935	961
Callon Petroleum Co. 144A 8.000%, 8/1/28(2)	1,607	1,679
Chesapeake Energy Corp. 144A 6.750%, 4/15/29(2)	1,980	2,001
CITGO Petroleum Corp.
144A 7.000%, 6/15/25(2)	963	962
144A 6.375%, 6/15/26(2)	255	256
Civitas Resources, Inc.
144A 5.000%, 10/15/26(2)	1,022	999
144A 8.375%, 7/1/28(2)	3,232	3,402
144A 8.625%, 11/1/30(2)	44	47
144A 8.750%, 7/1/31(2)	1,616	1,729
Comstock Resources, Inc. 144A 6.750%, 3/1/29(2)	958	914
Energy Transfer LP Series B 6.625% (4)	1,431	1,336
EQM Midstream Partners LP 144A 6.500%, 7/1/27(2)	3,117	3,145
Global Partners LP 144A 8.250%, 1/15/32(2)	900	933
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(2)	4,602	4,527
Nabors Industries, Inc.
144A 7.375%, 5/15/27(2)	1,605	1,602
144A 9.125%, 1/31/30(2)	764	794
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(2)	2,541	2,524
144A 6.500%, 9/30/26(2)	1,021	983
144A 8.750%, 3/15/29(2)	91	91
PBF Holding Co. LLC 6.000%, 2/15/28	2,085	2,052
Precision Drilling Corp. 144A 6.875%, 1/15/29(2)	1,014	1,012
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(2)	662	619
	Par Value	Value

Energy—continued
144A 7.500%, 7/15/38(2)	$ 2,382	$ 2,446
SM Energy Co. 6.625%, 1/15/27	1,195	1,194
Tallgrass Energy Partners LP
144A 7.500%, 10/1/25(2)	1,205	1,210
144A 7.375%, 2/15/29(2)	992	998
Talos Production, Inc.
144A 9.000%, 2/1/29(2)	544	578
144A 9.375%, 2/1/31(2)	1,865	1,988
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(2)	1,906	1,956
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(2)	1,076	1,120
Transocean, Inc. 144A 8.750%, 2/15/30(2)	993	1,035
Valaris Ltd. 144A 8.375%, 4/30/30(2)	1,992	2,055
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(2)	1,954	1,993
144A 9.500%, 2/1/29(2)	1,853	1,997
Weatherford International Ltd. 144A 8.625%, 4/30/30(2)	3,416	3,566
Welltec International ApS 144A 8.250%, 10/15/26(2)	220	225
		58,008

Financials—20.6%
Alcoa Nederland Holding B.V. 144A 7.125%, 3/15/31(2)	825	840
Altice Financing S.A. 144A 5.750%, 8/15/29(2)	3,545	2,840
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(2)	932	978
AssuredPartners, Inc. 144A 7.500%, 2/15/32(2)	241	237
Bread Financial Holdings, Inc. 144A 9.750%, 3/15/29(2)	1,045	1,088
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(2)	647	623
CCO Holdings LLC 144A 7.375%, 3/1/31(2)	5,118	5,019
Churchill Downs, Inc. 144A 5.750%, 4/1/30(2)	2,140	2,066
Consolidated Energy Finance S.A. 144A 12.000%, 2/15/31(2)	880	919
Domtar Corp. 144A 6.750%, 10/1/28(2)	563	511
Enact Holdings, Inc. 144A 6.500%, 8/15/25(2)	4,968	4,967
Encore Capital Group, Inc. 144A 9.250%, 4/1/29(2)	200	205
Freedom Mortgage Corp.
144A 7.625%, 5/1/26(2)	1,553	1,551
144A 12.000%, 10/1/28(2)	1,411	1,538
Freedom Mortgage Holdings LLC 144A 9.250%, 2/1/29(2)	834	854
GGAM Finance Ltd. 144A 8.000%, 2/15/27(2)	981	1,013
Gray Television, Inc. 144A 5.375%, 11/15/31(2)	3,028	1,986

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Hightower Holding LLC 144A 6.750%, 4/15/29(2)	$ 1,749	$ 1,644
Hilcorp Energy I LP 144A 8.375%, 11/1/33(2)	3,681	3,991
INEOS Finance plc 144A 6.750%, 5/15/28(2)	4,005	3,954
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(2)	1,723	1,551
Macquarie Airfinance Holdings Ltd. 144A 8.125%, 3/30/29(2)	1,010	1,068
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(2)	528	512
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(2)	1,493	1,270
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(2)	1,496	1,475
144A 5.750%, 11/15/31(2)	1,677	1,547
144A 7.125%, 2/1/32(2)	511	508
NFP Corp. 144A 8.500%, 10/1/31(2)	2,013	2,215
NMI Holdings, Inc. 144A 7.375%, 6/1/25(2)	722	729
Noble Finance II LLC 144A 8.000%, 4/15/30(2)	1,987	2,070
OneMain Finance Corp. 9.000%, 1/15/29	2,247	2,384
Organon & Co. 144A 5.125%, 4/30/31(2)	3,335	2,965
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(2)	1,175	1,207
144A 5.750%, 9/15/31(2)	1,689	1,567
Prairie Acquiror LP 144A 9.000%, 8/1/29(2)	1,125	1,158
Radian Group, Inc.
4.500%, 10/1/24	1,425	1,413
6.200%, 5/15/29	766	777
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(2)	2,000	1,231
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(2)	1,085	1,138
Summit Midstream Holdings LLC 144A 9.000%, 10/15/26(2)(5)	908	918
Teva Pharmaceutical Finance Netherlands III B.V. 6.750%, 3/1/28	840	856
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(2)	2,977	2,950
144A 5.500%, 4/15/29(2)	5,127	4,849
Viking Cruises Ltd.
144A 6.250%, 5/15/25(2)	2,368	2,369
144A 9.125%, 7/15/31(2)	1,907	2,086
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(2)	2,122	2,222
Vmed O2 UK Financing I plc
144A 4.750%, 7/15/31(2)	1,580	1,362
144A 7.750%, 4/15/32(2)	1,195	1,200
		82,421

Health Care—3.2%
DaVita, Inc. 144A 4.625%, 6/1/30(2)	3,168	2,836
	Par Value	Value

Health Care—continued
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(2)	$ 630	$ 297
LifePoint Health, Inc. 144A 11.000%, 10/15/30(2)	359	384
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	1,869	1,836
RegionalCare Hospital Partners Holdings, Inc. 144A 9.750%, 12/1/26(2)	199	199
Star Parent, Inc. 144A 9.000%, 10/1/30(2)	2,720	2,879
Surgery Center Holdings, Inc. 144A 10.000%, 4/15/27(2)	105	105
Tenet Healthcare Corp.
6.125%, 10/1/28	2,135	2,127
6.125%, 6/15/30	2,154	2,149
		12,812

Industrials—10.7%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(2)	861	868
Allegiant Travel Co. 144A 7.250%, 8/15/27(2)	1,993	1,983
American Airlines, Inc.
144A 5.500%, 4/20/26(2)	3,698	3,673
144A 5.750%, 4/20/29(2)	2,588	2,544
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	2,074	2,014
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(2)	2,729	2,695
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(2)	362	367
Chart Industries, Inc. 144A 7.500%, 1/1/30(2)	1,095	1,137
Cimpress plc 7.000%, 6/15/26	377	377
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(2)	1,853	1,946
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(2)	797	733
Griffon Corp. 5.750%, 3/1/28	140	137
Macquarie Airfinance Holdings Ltd. 144A 8.375%, 5/1/28(2)	1,006	1,066
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(2)	2,172	2,170
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(2)	936	941
Pike Corp. 144A 8.625%, 1/31/31(2)	955	1,015
Regal Rexnord Corp. 144A 6.050%, 2/15/26(2)	3,310	3,327
Spirit AeroSystems, Inc.
144A 9.375%, 11/30/29(2)	916	999
144A 9.750%, 11/15/30(2)	1,279	1,431
Summit Materials LLC 144A 6.500%, 3/15/27(2)	935	933
Terex Corp. 144A 5.000%, 5/15/29(2)	1,120	1,057

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
TMS International Corp. 144A 6.250%, 4/15/29(2)	$ 3,739	$ 3,413
Uber Technologies, Inc.
144A 8.000%, 11/1/26(2)	1,630	1,650
144A 7.500%, 9/15/27(2)	4,608	4,719
XPO, Inc. 144A 6.250%, 6/1/28(2)	1,575	1,588
		42,783

Information Technology—2.2%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(2)	1,840	1,926
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(2)	3,069	2,913
144A 9.000%, 9/30/29(2)	630	604
Sabre GLBL, Inc. 144A 8.625%, 6/1/27(2)	1,179	1,035
Seagate HDD Cayman
9.625%, 12/1/32	524	597
144A 8.250%, 12/15/29(2)	1,400	1,504
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(2)	345	352
		8,931

Materials—4.8%
Allegheny Ludlum LLC 6.950%, 12/15/25	956	970
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	390	354
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)(3)	313	337
Knife River Corp. 144A 7.750%, 5/1/31(2)	2,390	2,502
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(2)	3,015	2,993
Mineral Resources Ltd.
144A 8.125%, 5/1/27(2)	1,000	1,012
144A 9.250%, 10/1/28(2)	1,313	1,383
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(2)	310	310
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(2)	879	859
144A 8.875%, 11/15/31(2)	2,220	2,373
Standard Industries, Inc. 144A 5.000%, 2/15/27(2)	2,800	2,716
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(2)	1,913	1,924
Windsor Holdings III LLC 144A 8.500%, 6/15/30(2)	1,507	1,580
		19,313

Real Estate—2.8%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(2)	4,005	3,932
Forestar Group, Inc. 144A 5.000%, 3/1/28(2)	2,048	1,969
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(2)	4,021	3,857
	Par Value	Value

Real Estate—continued
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(2)	$ 1,615	$ 1,382
		11,140

Utilities—1.2%
AmeriGas Partners LP 144A 9.375%, 6/1/28(2)	696	721
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(2)	1,992	2,004
Vistra Corp. 144A 8.000% (2)(4)	2,044	2,090
		4,815

Total Corporate Bonds and Notes (Identified Cost $365,012)		365,181

Leveraged Loans—3.9%
Aerospace—0.7%
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(5)	2,790	2,869
Financials—1.2%
Alliant Holdings Intermediate LLC Tranche B-6 (1 month Term SOFR + 3.500%) 8.827%, 11/6/30(5)	1,642	1,649
Asurion LLC
Tranche B-4 (1 month Term SOFR + 5.364%) 10.692%, 1/20/29(5)	1,125	1,002
Tranche B-8 (1 month Term SOFR + 3.364%) 8.692%, 12/23/26(5)	990	968
Broadstreet Partners, Inc. Tranche B-3 (1 month Term SOFR + 3.114%) 8.445%, 1/27/27(5)	987	989
		4,608

Forest Prod / Containers—0.5%
Domtar Corp. (1 month Term SOFR + 5.614%) 10.943%, 11/30/28(5)	1,897	1,850
Health Care—0.5%
Medline Borrower LP Tranche B (1 month Term SOFR + 2.864%) 8.197%, 10/23/28(5)	1,889	1,893
Housing—0.1%
ACProducts Holdings, Inc. (3 month Term SOFR + 4.512%) 9.814%, 5/17/28(5)	420	382
Information Technology—0.6%
Applovin Corp. (1 month Term SOFR + 2.500%) 7.830%, 10/25/28(5)	643	643

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.430%, 6/30/28(5)	$ 2,092	$ 1,813
		2,456

Media / Telecom - Cable/Wireless Video—0.3%
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.695%, 8/2/29(5)	1,406	1,404
Total Leveraged Loans (Identified Cost $15,447)		15,462

	Shares
Preferred Stock—0.1%
Communication Services—0.1%
LiveStyle, Inc. Series B(6)(7)(8)	3,156	316
Total Preferred Stock (Identified Cost $310)		316

Common Stocks—0.0%
Communication Services—0.0%
LiveStyle, Inc. (6)(7)(8)	67,983	—
Energy—0.0%
SandRidge Energy, Inc.	159	2
Financials—0.0%
Erickson, Inc.(6)(7)	2,675	72
Total Common Stocks (Identified Cost $1,492)		74

Warrant—0.0%
Communication Services—0.0%
Tenerity, Inc., 04/01/24(6)(7)(8)	3,898	—
Total Warrant (Identified Cost $770)		—

Affiliated Exchange-Traded Fund—1.3%
Financials—1.3%
Virtus Seix Senior Loan ETF(9)(10)	210,382	5,041
Total Affiliated Exchange-Traded Fund (Identified Cost $5,061)		5,041

Total Long-Term Investments—96.9% (Identified Cost $389,984)		387,426

	Shares	Value

Securities Lending Collateral—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(10)(11)	10,763,404	$ 10,763
Total Securities Lending Collateral (Identified Cost $10,763)		10,763

TOTAL INVESTMENTS—99.6% (Identified Cost $400,747)		$398,189
Other assets and liabilities, net—0.4%		1,624
NET ASSETS—100.0%		$399,813

Abbreviations:
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $327,977 or 82.0% of net assets.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	All or a portion of the security is restricted.
(9)	Affiliated investment.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Bermuda	4
United Kingdom	3
Cayman Islands	2
Ireland	2
France	2
Panama	1
Other	3
Total	100%
† % of total investments as of March 31, 2024.

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,352	$—	$1,352	$—
Corporate Bonds and Notes	365,181	—	365,181	—
Leveraged Loans	15,462	—	15,462	—
Equity Securities:
Preferred Stock	316	—	—	316
Common Stocks	74	2	—	72(1)
Warrant	—	—	—	—(1)
Affiliated Exchange-Traded Fund	5,041	5,041	—	—
Securities Lending Collateral	10,763	10,763	—	—
Total Investments	$398,189	$15,806	$381,995	$388

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.